Long-Term Investments (Details) - Schedule of Equity Investments without Readily Determinable Fair Values - Equity Method Investments [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Equity investments without readily determinable fair values	$ 232,414	$ 232,924
Total equity method investments	381,393	223,674
Long term investment	613,807	456,598
Beijing UniDev Software Co., Ltd. (“UniDev”) [Member]
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Equity investments without readily determinable fair values	232,414	232,924
Fuson Group Limited (“Fuson”) [Member]
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Total equity method investments	368,009	210,243
Shanghai Shier Information Technology Co., Ltd. (“Shier”). [Member]
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Total equity method investments	$ 13,384	$ 13,431